RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Sales to related parties (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Total revenues from related party	$ 0	¥ 0	¥ 316,983
Urumqi Yikeli Automatic Control Equipment Co Ltd [Member]
Related Party Transaction [Line Items]
Total revenues from related party	$ 0	¥ 0	¥ 316,983